Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Global Funds, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Institutional International Growth Equity Fund

Supplement to Prospectus Dated March 1, 2020

On May 4, 2020, the Board of Directors of the T. Rowe Price Institutional International Growth Equity Fund (the “Fund”) approved a plan of reorganization pursuant to which the Fund will transfer substantially all of its assets and liabilities to the T. Rowe Price International Stock Fund (the “Acquiring Fund”) in exchange for I Class shares of equal value of the Acquiring Fund on or about October 5, 2020 (the “Reorganization”). Following the transfer, the I Class shares received in the exchange will be distributed to the Fund’s shareholders in complete liquidation of the Fund. The Reorganization does not require approval by the Fund’s shareholders.

The Fund and the Acquiring Fund have identical investment objectives and investment programs, the same portfolio manager(s) and similar performance history. Due to these similarities, the Reorganization will reduce inefficiencies and allow for potentially greater economies of scale. Accordingly, the Boards of Directors of the Fund and Acquiring Fund have determined that participation in the transaction (i) is in the best interest of shareholders; and (ii) will not result in dilution of the interests of existing shareholders.

The Reorganization will not be a taxable event but redeeming or exchanging shares of the Fund prior to the Reorganization may be a taxable event depending on your individual tax situation. Detailed information about the Reorganization will be provided to shareholders in an information statement to be mailed on or around July 30, 2020.

NO SHAREHOLDER ACTION IS REQUIRED AS A RESULT OF THE REORGANIZATION.

In anticipation of the Reorganization, the Fund will close to new accounts and will no longer accept purchases of additional shares from existing shareholders at the close of the New York Stock Exchange on Monday, September 21, 2020.

Furthermore, effective immediately, on page 1 of the Fund’s prospectus, the second to last sentence of footnote “a” under the “Fees and Expenses table” is replaced with the following:

However, no reimbursement will be made after February 29, 2024 or three years from the date such amounts were initially waived or reimbursed, whichever is sooner.

T. Rowe Price Institutional International Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	T. Rowe Price Institutional International Growth Equity Fund

Supplement to Prospectus Dated March 1, 2020

On May 4, 2020, the Board of Directors of the T. Rowe Price Institutional International Growth Equity Fund (the “Fund”) approved a plan of reorganization pursuant to which the Fund will transfer substantially all of its assets and liabilities to the T. Rowe Price International Stock Fund (the “Acquiring Fund”) in exchange for I Class shares of equal value of the Acquiring Fund on or about October 5, 2020 (the “Reorganization”). Following the transfer, the I Class shares received in the exchange will be distributed to the Fund’s shareholders in complete liquidation of the Fund. The Reorganization does not require approval by the Fund’s shareholders.

The Fund and the Acquiring Fund have identical investment objectives and investment programs, the same portfolio manager(s) and similar performance history. Due to these similarities, the Reorganization will reduce inefficiencies and allow for potentially greater economies of scale. Accordingly, the Boards of Directors of the Fund and Acquiring Fund have determined that participation in the transaction (i) is in the best interest of shareholders; and (ii) will not result in dilution of the interests of existing shareholders.

The Reorganization will not be a taxable event but redeeming or exchanging shares of the Fund prior to the Reorganization may be a taxable event depending on your individual tax situation. Detailed information about the Reorganization will be provided to shareholders in an information statement to be mailed on or around July 30, 2020.

NO SHAREHOLDER ACTION IS REQUIRED AS A RESULT OF THE REORGANIZATION.

In anticipation of the Reorganization, the Fund will close to new accounts and will no longer accept purchases of additional shares from existing shareholders at the close of the New York Stock Exchange on Monday, September 21, 2020.

Furthermore, effective immediately, on page 1 of the Fund’s prospectus, the second to last sentence of footnote “a” under the “Fees and Expenses table” is replaced with the following:

However, no reimbursement will be made after February 29, 2024 or three years from the date such amounts were initially waived or reimbursed, whichever is sooner.